CONSOLIDATED STATEMENTS OF RETAINED EARNINGS, COMPREHENSIVE LOSS AND CHANGES IN CAPITAL ACCOUNTS (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Shares	Noncontrolling Interest	Comprehensive Loss
BALANCE at Jan. 03, 2009	$ 507,659	$ 176,437	$ 292,144	$ 1,975,082	$ (66,716)	$ (1,873,300)	$ 4,012
BALANCE (in shares) at Jan. 03, 2009		176,437,234				81,316,925
Increase (Decrease) in Stockholders' Equity
Net loss	(306,410)			(305,729)			(681)	(306,410)
Other comprehensive income (loss), net of income taxes	(2,655)				(2,655)			(2,655)
Comprehensive Loss	(309,065)							(309,065)
Issuance of Convertible Senior Notes, net	11,992		11,992
Restricted shares issued, net of cancellations and shares withheld for taxes	562		6,478			(5,916)
Restricted shares issued, net of cancellations and shares withheld for taxes (in shares)						171,979
Amortization - share-based compensation	8,744		8,744
Dividend equivalent units vested	(13)		(32)	(37)		56
Dividend equivalent units vested (in shares)						80
BALANCE at Jan. 02, 2010	219,879	176,437	319,326	1,669,316	(69,371)	(1,879,160)	3,331
BALANCE (in shares) at Jan. 02, 2010		176,437,234				81,488,984
Increase (Decrease) in Stockholders' Equity
Net loss	(252,309)			(251,467)			(842)	(252,309)
Other comprehensive income (loss), net of income taxes	3,069				3,069			3,069
Comprehensive Loss	(249,240)							(249,240)
Exercise of stock options	24		(18)			42
Exercise of stock options (in shares)						(5,000)
Restricted shares issued, net of cancellations and shares withheld for taxes	980		6,414			(5,434)
Restricted shares issued, net of cancellations and shares withheld for taxes (in shares)						408,403
Amortization - share-based compensation	6,939		6,939
Dividend equivalent units vested	(263)		(853)	(64)		654
Dividend equivalent units vested (in shares)						202
BALANCE at Jan. 01, 2011	(21,681)	176,437	331,808	1,417,785	(66,302)	(1,883,898)	2,489
BALANCE (in shares) at Jan. 01, 2011		176,437,234				81,892,589
Increase (Decrease) in Stockholders' Equity
Net loss	(171,687)			(171,687)				(171,687)
Other comprehensive income (loss), net of income taxes	60,378				60,378			60,378
Comprehensive Loss	(111,309)							(111,309)
Exercise of stock options	304		(211)			515
Exercise of stock options (in shares)						(61,375)
Restricted shares issued, net of cancellations and shares withheld for taxes	(95)		185			(280)
Restricted shares issued, net of cancellations and shares withheld for taxes (in shares)						(75,120)
Amortization - share-based compensation	5,811		5,811
Dividend equivalent units vested	(325)		(1,240)	(35)		950
Dividend equivalent units vested (in shares)						26
Exchange of Convertible Senior Notes, net	18,309		(36,512)			54,821
Exchange of Convertible Senior Notes, net (in shares)						(6,163,221)
Tendered subsidiary shares for noncontrolling interest			2,489				(2,489)
BALANCE at Dec. 31, 2011	$ (108,986)	$ 176,437	$ 302,330	$ 1,246,063	$ (5,924)	$ (1,827,892)
BALANCE (in shares) at Dec. 31, 2011		176,437,234				75,592,899